Premises, Equipment, and Leases - Rent Expense Incurred Under All Operating Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Rent expense, gross	$ 34,729	$ 23,116	$ 20,812
Sublease income	(647)	(631)	(477)
Rent expense, net	$ 34,082	$ 22,485	$ 20,335